Summary Activity of Total Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Jul. 31, 2012
Income Tax Contingency [Line Items]
Opening balance	$ 15,302	$ 16,448	$ 15,834	$ 13,200
Additions in the current year	8,014	122	8,914
Reductions in current year	(6,643)	(2,181)	(1,840)
Reduction due to lapse of statutory limitations			(9,848)
Foreign exchange	(748)	913	3,388
Total	$ 15,925	$ 15,302	$ 16,448	$ 13,200